Care and Maintenance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Care and Maintenance [Line Items]
Care and maintenance expense	$ 15,274	$ 64,995
COVID-19
Care and Maintenance [Line Items]
Mine standby costs		18,200
COVID-19 | Mexico
Care and Maintenance [Line Items]
Mine standby costs		15,300
COVID-19 | Brazil
Care and Maintenance [Line Items]
Mine standby costs		2,900
Los Filos | Care and Maintenance
Care and Maintenance [Line Items]
Temporary suspension of operations costs	$ 14,200	44,600
Santa Luz | Care and Maintenance
Care and Maintenance [Line Items]
Maintenance of mine costs		$ 2,200